Business Combination (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of the estimated fair values of the assets acquired and liabilities assumed at the acquisition date

	Thousands of Yen
	Fair value of assets/liabilities
	2020	2019
Property and equipment - net	¥51,005	¥27,567
Goodwill	72,438	22,156
Intangible assets	12,690	6,519
Total assets acquired	136,133	56,242
Asset retirement obligation	(49,217)	(25,942)
Total liabilities assumed		(49,217)	(25,942)
Net assets assumed		86,916	30,300
Fair value of the consideration transferred		86,916	23,813
Gain from bargain purchases	¥	―	¥6,487

SAWAN CO. LTD. ("SAWAN")
Business Acquisition [Line Items]
Schedule of the estimated fair values of the assets acquired and liabilities assumed at the acquisition date

Thousands of Yen
Fair value of
assets/liabilities
Cash and cash equivalents	¥7,824
Accounts receivable, net	18,228
Inventories	2,898
Prepaid expenses and other current assets	14,989
Property and equipment - net	50,673
Goodwill	218,138
Right-of-use asset-operating lease, net	153,269
Other long-term assets	57,323
Total assets acquired	523,342
Accounts payable	(3,531)
Accrued expenses	(97,279)
Advances received	(73,353)
Other current liabilities	(21,995)
Lease liability	(151,197)
Asset retirement obligation	(25,060)
Other liabilities	(10,230)
Total liabilities assumed	(382,645)
Net assets assumed	140,697
Fair value of the consideration transferred	¥140,697